Income Taxes - Schedule of Deferred Income Tax Assets (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 2,549,239		$ 2,369,603
Less: valuation allowance	(2,549,239)	(175,823)	(2,369,603)
Net deferred income tax asset